Investment Risks	Jul. 14, 2025
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Mid Cap Focused Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelityFlexMidCapFocusedandFlexSmallCapFocusedIndexFunds-ComboPRO | Fidelity Flex Small Cap Focused Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelityFlexInternationalFocusedIndexFund-PRO | Fidelity Flex International Focused Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.